Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--98.2%
	Alabama--1.2%
$2,000,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 5.25%, 6/1/2017	A+/A1		$2,005,600

	Alaska--2.5%
4,000,000	Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA INS), 12/1/2012	AAA/Aaa		4,186,920

	Arizona--3.8%
1,800,000	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	NR/Aaa		1,941,372
2,200,000	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	NR/Aaa		2,370,984
2,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		2,034,780

	TOTAL			6,347,136

	Arkansas--1.2%
2,000,000	Pope County, AR, Refunding Revenue Bonds, 5.05% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa3		2,011,020

	California--4.1%
1,000,000	California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2012	BBB+/A3		1,076,470
335,000	California State Department of Water Resources, Revenue Refunding Bonds, 5.50%, 12/1/2010	AA/Aa2		385,588
1,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,034,650
4,000,000	Los Angeles, CA Department of Water & Power, Revenue Bonds (Series 2001A), 5.25% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 7/1/2015	AA-/Aa3		4,295,600

	TOTAL			6,792,308

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Colorado--0.3%
$450,000	Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	NR/Aa2		$458,361

	District Of Columbia--2.0%
3,000,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa		3,278,550

	Florida--1.2%
1,000,000	Hillsborough County, FL IDA, PCR Bonds, 5.10% (Tampa Electric Co.), 10/1/2013	BBB/A2		992,460
920,000	Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA COL), 3/1/2029	NR/Aaa		993,186

	TOTAL			1,985,646

	Georgia--0.7%
1,035,000	Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1		1,085,549

	Idaho--0.3%
550,000	Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	NR/A1		559,741

	Illinois--4.2%
1,260,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury GTD)/(Original Issue Yield: 5.75%), 8/15/2011	AA/NR		1,436,173
2,540,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3		2,709,672
2,400,000	Illinois State, UT GO Bonds (First Series of December 2000)/ (MBIA INS) 5.75%, 12/1/2011	AAA/Aaa		2,762,424

	TOTAL			6,908,269

	Indiana--3.9%
1,400,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.45%), 2/15/2018	A/NR		1,369,620
4,800,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	AA/Aa3		5,115,168

	TOTAL			6,484,788

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Kansas--1.3%
$1,535,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2), 6.70% (GNMA COL), 6/1/2029	NR/Aaa		$1,690,204
400,000	Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA COL), 12/1/2016	NR/Aaa		413,000

	TOTAL			2,103,204

	Louisiana--2.4%
1,000,000	De Soto Parish, LA Environmental Improvement Authority, PCR Bonds (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	BBB/Baa2		983,920
1,000,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds, 5.50% (Reynolds Metals Co.), 5/1/2006	A+/A3		1,011,540
2,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		1,993,100

	TOTAL			3,988,560

	Massachusetts--0.8%
1,250,000	Massachusetts HEFA, Revenue Bonds (Series C), 5.50% (Milton Hospital), 7/1/2016	BBB+/NR		1,266,575

	Michigan--13.6%
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		988,470
2,610,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Drinking Water Revolving Fund), 10/1/2014	AAA/Aaa		3,018,491
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.25% (Sparrow Obligated Group, MI), 11/15/2011	A/A1		1,045,410
4,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		4,053,480
5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/ (MBIA INS), 11/15/2011	AAA/Aaa		5,535,800
3,705,000	Michigan State Housing Development Authority, (Series B)/ (MBIA INS) Rental Housing Revenue Bonds, 5.65%, 10/1/2007	AAA/Aaa		3,942,120
3,605,000	Michigan State Housing Development Authority, (Series B)/ (MBIA INS) Rental Housing Revenue Bonds, 5.65%, 4/1/2007	AAA/Aaa		3,838,856

	TOTAL			22,422,627

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Missouri--7.1%
$5,000,000	Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.00% (BJC Health System, MO)/(United States Treasury GTD)/(Original Issue Yield: 6.05%), 5/15/2005	NR/Aa2		$5,376,150
5,000,000	Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.10% (BJC Health System, MO)/(United States Treasury GTD)/(Original Issue Yield: 6.15%), 5/15/2006	NR/Aa2		5,353,050
1,005,000	Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA/NR		1,031,341

	TOTAL			11,760,541

	New York--12.2%
1,500,000	Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/A3		1,556,025
1,000,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	A/NR		1,047,410
2,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Refunding Revenue Bonds (Series 2003 A), 5.50%, 11/1/2026	AA+/Aa2		2,214,660
2,000,000	New York City, NY, Refunding UT GO Bonds (Series 2002B), 5.75%, 8/1/2015	A/A2		2,116,120
4,500,000	New York City, NY, UT GO Bonds (Series 1999G), 6.00%, (AMBAC INS) 10/15/2007	AAA/Aaa		5,092,470
2,500,000	New York State Environmental Facilities Corp., State Water Pollution Control Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%), 6/15/2004	AAA/Aaa		2,672,175
4,000,000	New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds (Series B), 5.625% (FGIC INS) (Original Issue Yield: 5.75%), 4/1/2005	AAA/Aaa		4,267,000
1,250,000	Suffolk County, NY IDA, Industrial Development Revenue Bonds (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR		1,189,413

	TOTAL			20,155,273

	North Carolina--2.6%
2,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+/Baa1		2,046,020
2,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 7.25% (Catawba Electric), 1/1/2007	BBB+/Baa1		2,278,440

	TOTAL			4,324,460

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Ohio--3.4%
$3,195,000	Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA INS) (Original Issue Yield: 5.75%), 11/15/2008	AAA/Aaa		$3,498,046
1,000,000	Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	AA/Aa2		1,039,690
1,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		1,021,580

	TOTAL			5,559,316

	Pennsylvania--6.0%
805,000	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		747,225
1,000,000	New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1		980,850
1,210,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A+/NR		1,289,013
5,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	AA-/A1		5,085,500
1,605,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	A-/NR		1,749,049

	TOTAL			9,851,637

	Rhode Island--0.7%
1,000,000	Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR		1,095,710

	Tennessee--5.1%
2,000,000	Memphis-Shelby County, TN Airport Authority, Special Facilities Refunding Revenue Bonds, 5.00% (FedEx Corp.), 9/1/2009	BBB/Baa2		2,079,760
4,000,000	Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		4,261,560
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Tennessee--continued
$500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	BBB+/NR		$541,900
500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	BBB+/NR		539,235
1,000,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	BBB+/NR		1,078,020

	TOTAL			8,500,475

	Texas--6.2%
1,000,000	Harris County, TX HFDC, Revenue Bonds (Series A), 5.50% (St. Luke's Episcopal Hospital), 2/15/2011	AA-/NR		1,076,120
1,000,000	Houston, TX Water & Sewer System, Junior Lien Revenue Refunding Bonds (Series 2002B), 5.75%, 12/1/2012	AAA/Aaa		1,139,150
2,000,000	North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	AAA/Aaa		2,132,420
1,000,000	Sabine River Authority, TX, PCR Revenue Refunding bonds (Series 2001A), 5.50% TOBs (TXU Energy Co.), Mandatory Tender 11/1/2011	BBB/Baa2		908,120
1,000,000	San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	AAA/Aaa		1,081,550
3,760,000	Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA INS), 3/1/2019	AAA/Aaa		3,896,864

	TOTAL			10,234,224

	Utah--0.6%
1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		1,004,600

	Virginia--2.0%
1,000,000	Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		1,022,350
2,000,000	Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A-/A3		2,202,400

	TOTAL			3,224,750

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Washington--6.2%
$4,500,000	Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/ (AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA/Aaa		$4,797,990
3,000,000	Washington State Public Power Supply System, (Nuclear Project No. 3) Refunding & Revenue Bonds (Series B), 5.70% (Energy Northwest, WA)/(Original Issue Yield: 5.793%), 7/1/2010	AA-/Aa1		3,136,770
2,000,000	Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA) (AMBAC INS), 7/1/2007	AAA/Aaa		2,277,920

	TOTAL			10,212,680

	Wisconsin--2.6%
980,000	Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	A/A2		1,061,389
3,000,000	Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00%, 7/1/2011	AA-/Aa3		3,301,440

	TOTAL			4,362,829

	TOTAL INVESTMENTS (IDENTIFIED COST $154,592,783)[2,3]			$162,171,349

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At November 30, 2002, 8.6% of the total investments at market value were subject to AMT.

3 The cost of investments for generally accepted accounting principles ("GAAP") is $154,592,783. Cost for federal tax purposes amounts to $154,591,081. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $7,580,268 which is comprised of $8,024,628 appreciation and $444,360 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($165,092,573) at November 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $154,592,783)		$162,171,349
Cash		968,507
Income receivable		2,271,150
Receivable for investments sold		300,000
Receivable for shares sold		9,700

TOTAL ASSETS		165,720,706

Liabilities:
Income distribution payable	$619,433
Accrued expenses	8,700

TOTAL LIABILITIES		628,133

Net assets for 15,712,396 shares outstanding		$165,092,573

Net Assets Consist of:
Paid in capital		$164,206,160
Net unrealized appreciation of investments		7,578,566
Accumulated net realized loss on investments		(6,693,971)
Undistributed net investment income		1,818

TOTAL NET ASSETS		$165,092,573

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$165,092,573 ÷ 15,712,396 shares outstanding		$10.51

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest			$4,296,874

Expenses:
Investment adviser fee		$346,378
Administrative personnel and services fee		65,119
Custodian fees		3,598
Transfer and dividend disbursing agent fees and expenses		22,315
Directors'/Trustees' fees		4,879
Auditing fees		7,140
Legal fees		1,895
Portfolio accounting fees		28,759
Shareholder services fee		216,486
Share registration costs		10,767
Printing and postage		9,592
Insurance premiums		520
Miscellaneous		2,328

TOTAL EXPENSES		719,776

Waivers:
Waiver of investment adviser fee	$(28,250)
Waiver of shareholder services fee	(164,529)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,188)

TOTAL WAIVERS		(195,967)

Net expenses			523,809

Net investment income			3,773,065

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(170,853)
Net change in unrealized appreciation of investments			701,692

Net realized and unrealized gain on investments			530,839

Change in net assets resulting from operations			$4,303,904

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,773,065	$7,591,820
Net realized gain (loss) on investments and futures contracts	(170,853)	487,531
Net change in unrealized appreciation	701,692	1,903,078

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,303,904	9,982,429

Distributions to Shareholders:
Distributions from net investment income	(3,771,247)	(7,591,708)

Share Transactions:
Proceeds from sale of shares	52,597,532	41,429,612
Net asset value of shares issued to shareholders in payment of distributions declared	895,781	2,244,655
Cost of shares redeemed	(58,878,880)	(47,612,724)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,385,567)	(3,938,457)

Change in net assets	(4,852,910)	(1,547,736)

Net Assets:
Beginning of period	169,945,483	171,493,219

End of period (including undistributed net investment income of $1,818 for the six months ended November 30, 2002)	$165,092,573	$169,945,483

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.48	$10.34	$ 9.87	$10.56	$10.69	$10.50
Income From Investment Operations:
Net investment income	0.23	0.46 [2]	0.49	0.49	0.51	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.14 [2]	0.47	(0.69)	(0.13)	0.19

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.60	0.96	(0.20)	0.38	0.72

Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.49)	(0.49)	(0.51)	(0.53)

Net Asset Value, End of Period	$10.51	$10.48	$10.34	$ 9.87	$10.56	$10.69

Total Return[3]	2.50%	5.93%	9.87%	(1.89)%	3.59%	6.98%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.60%	0.58%	0.57%	0.57%

Net investment income	4.36%[4]	4.42%[2]	4.78%	4.88%	4.76%	4.97%

Expense waiver/reimbursement[5]	0.22%[4]	0.22%	0.24%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$165,093	$169,945	$171,493	$181,291	$243,368	$224,582

Portfolio turnover	14%	32%	28%	43%	34%	35%

1 Beginning with the year ended May 31, 2000 the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors

2 Effective June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended May 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 6/1/2001		For the Year Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (decrease)	$86	$86	$111	$(111)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At May 31, 2002 the Fund, for federal tax purposes, had a capital loss carryforward of $6,255,147, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$4,177,807

2009	$2,077,340

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended November 30, 2002, the Fund had no realized gains (losses) on future contracts.

At November 30, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Shares sold	4,945,585	3,963,516
Shares issued to shareholders in payment of distributions declared	84,110	214,452
Shares redeemed	(5,529,778)	(4,549,189)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(500,083)	(371,221)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended November 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $77,300,000 and $59,125,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended November 30, 2002, were as follows:

Purchases	$22,912,216

Sales	$27,408,990

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 458810108

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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